Consolidated Statements of Financial Position - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Current
Cash	$ 8,601,706	$ 15,305,996	$ 5,243,278
Restricted cash	47,455	331,528	388,587
Accounts and other receivables	8,404,009	8,646,807	3,845,890
Government remittances	874,334	1,070,216	1,125,912
Publisher advance, current	1,490,648	3,197,102
Prepaid expenses and other	2,064,221	3,006,033	1,571,806
Promissory notes receivable	576,528
Total current assets	22,058,901	31,557,682	12,175,473
Non-Current
Publisher advance, non-current		1,337,116
Investment in associate			2,052,008
Investment at FVTPL	2,629,851	2,629,851
Property and equipment	127,390	403,811	409,389
Goodwill	15,200,188	15,594,929	15,576,762
Intangible assets	2,483,170	5,121,711	12,328,996
Right-of-use assets	11,115	557,022	550,478
Total Non-Current	20,451,714	25,644,440	30,917,633
Total assets	42,510,615	57,202,122	43,093,106
Current
Accounts payable	12,772,375	10,403,667	12,455,214
Accrued liabilities	3,756,758	5,722,470	4,689,131
Players liability account	47,455	331,528	388,587
Deferred revenue	1,077,923	2,644,948	553,395
Line of credit			4,919,507
Lease obligation, current	388,834	222,583	185,671
Long-term debt, current		96,664	97,702
Promissory notes payable	771,762	821,948	3,818,920
Deferred purchase consideration			333,503
Warrant liability	49,894	4,868,703	14,135,321
Convertible debt, current	2,267,367	914,427
Arbitration reserve	692,613	6,468,330
Contingent performance share obligation, current			262,067
Total current liabilities	21,824,981	32,495,268	41,839,018
Convertible debt, non-current	4,983,236	9,037,069	10,793,459
Lease obligation, non-current		364,968	386,477
Long-term debt, non-current			133,230
Non-current liabilities	4,983,236	9,402,037	11,313,166
Total liabilities	26,808,217	41,897,305	53,152,184
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	124,897,859	122,741,230	69,380,807
Shares to be issued			1,059,214
Contributed surplus	20,351,522	17,819,933	4,034,323
Foreign currency translation reserve	(2,069,219)	(2,324,025)	(2,334,275)
Deficit	(127,477,764)	(123,075,700)	(82,416,532)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	15,702,398	15,161,438	(10,276,463)
Non-controlling interest		143,379	217,385
Total equity	15,702,398	15,304,817	(10,059,078)
Total liabilities and equity	$ 42,510,615	$ 57,202,122	$ 43,093,106